Note 11 - Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Current portion of long term debt	1,412
Non-current portion of long term debt	18,007
Total	19,419
Current portion of long term debt	2,013
Long term debt	19,687
Total	21,700

Schedule of Principle Repayments [Table Text Block]
Years
December 31, 2016	5,863
December 31, 2017	2,063
December 31, 2018	1,963
December 31, 2019	1,550
December 31, 2020	1,550
December 31, 2021 and thereafter	12,561
Total	25,550